Shareholder’s Equity	12 Months Ended
Mar. 31, 2025
Shareholder’s Equity [Abstract]
SHAREHOLDER’S EQUITY

Note 16 - SHAREHOLDER’S EQUITY

Ordinary shares

On April 29, 2024, the Company entered into certain Share Purchase Agreements with several investors pursuant to which the Company agreed to sell to the Investors, and the Investors agreed to purchase from the Company, in a registered direct offering, an aggregate of 900,000 ordinary shares, par value $0.24 per share, of the Company, at a purchase price of $1.70 per Share, for aggregate gross proceeds to the Company of $1,530,000.

On May 10, 2024, the Company entered into certain Share Purchase Agreements with several investors pursuant to which the Company agreed to sell to the Investors, and the Investors agreed to purchase from the Company, in a registered direct offering, an aggregate of 1,610,000 ordinary shares, par value $0.24 per share, of the Company , at a purchase price of $1.70 per Share, for aggregate gross proceeds to the Company of $2,737,000.

On June 11, 2024, the Company entered into certain Share Purchase Agreements with several investors pursuant to which the Company agreed to sell to the Investors, and the Investors agreed to purchase from the Company, in a registered direct offering, an aggregate of 1,980,000 ordinary shares, par value $0.24 per share, of the Company, at a purchase price of $1.70 per Share, for an aggregate gross proceeds to the Company of $3,366,000.

On January 31, 2025, the Company, Renovation, Mr. Lei Liu, our former chief executive officer and director (“Liu”), Li Qi, our former director (“Qi”), and Oakview, entered into an equity exchange agreement (the “Divestiture Agreement”). Pursuant to the Divestiture Agreement, Renovation shall, and the Company shall cause Renovation to, transfer all equity in Jiuxin Investment to Oakview, free of any liens. In exchange, Liu, Qi, Oakview and their affiliates will irrevocably surrender for no consideration in total 2,548,353 ordinary shares of the Company back to the Company. Following the consummation of the Divestiture, Jiuxin Investment and all entities owned or controlled by Jiuxin Investment are owned or controlled indirectly by Liu and Qi. On February 25, 2025, the Company held its annual general meeting of shareholders, which approved the Divestiture. On February 28, 2025, the Company completed the Divestiture.

On January 31, 2025, the Company entered into an equity exchange agreement (the “Acquisition Agreement”) with Ridgeline, and Mr. Lingtao Kong (“Kong”), the sole shareholder of Ridgeline, pursuant to which, among other things and subject to the terms and conditions contained therein, the Company effected an acquisition of Ridgeline by acquiring from Kong all of the issued and outstanding ordinary shares of Ridgeline. Ridgeline owns all the issued and outstanding equity interests of Allright, which operates in the B2B sector, providing wholesale distribution through self-operated and third-party platforms, with a focus on pharmaceuticals, medical devices, health foods, cosmetics, and daily necessities. Pursuant to the Acquisition Agreement, in exchange for the acquisition of all of the issued and outstanding ordinary shares of Ridgeline by the Company, the Company issued 2,225,000 ordinary shares of the Company to Kong. On February 25, 2025, the Company held its annual general meeting of shareholders, which approved the Acquisition. On February 28, 2025, the Company completed the Acquisition.

Warrants

Concurrent with the registered direct offering of common stock that closed on April 15, 2019, the Company issued to several investors in a private placement warrants to purchase up to 12,501 shares of common stock. In connection with the offering, the Company also issued a warrant to its placement agent of this offering, pursuant to which the agent may purchase up to 6% of the aggregate number of shares of common stock sold in the offering, i.e. 1,000 shares at an exercise price of $750 per share. The warrant became exercisable on October 11, 2019 and has expired on April 11, 2024.

Concurrent with the registered direct offering of common stock that closed on June 3, 2020, the Company issued to several investors in a private placement warrants to purchase up to 15,625 shares of common stock. In connection with the offering, the Company also issued warrants to its placement agent of this offering, pursuant to which the agent may purchase up to 6.5% of the aggregate number of shares of common stock sold in the offering, i.e. 1,250 shares at an exercise price of $616.8 per share. The warrant becomes exercisable on December 2, 2020 and will expire on June 2, 2025.

Concurrent with the registered direct offering of ordinary shares that closed on September 26, 2023, the Company issued to several investors warrants to purchase up to 996,000 shares of ordinary shares at an exercise price of $5.20. The warrant became exercisable on September 26, 2023 and valid for three years.

Statutory reserves

Statutory reserves represent restricted retained earnings. Based on their legal formation, the Company is required to set aside 10% of its net income as reported in their statutory accounts on an annual basis to the Statutory Surplus Reserve Fund (the “Reserve Fund”). Once the total amount set aside in the Reserve Fund reaches 50% of the entity’s registered capital, further appropriations become discretionary. The Reserve Fund can be used to increase the entity’s registered capital upon approval by relevant government authorities or eliminate its future losses under PRC GAAP upon a resolution by its board of directors. The Reserve Fund is not distributable to shareholders, as cash dividends or otherwise, except in the event of liquidation.

Appropriations to the Reserve Fund are accounted for as a transfer from unrestricted earnings to statutory reserves. During the years ended March 31, 2025 and 2024, the Company did not make appropriations to statutory reserves.

There are no legal requirements in the PRC to fund the Reserve Fund by transfer of cash to any restricted accounts, and the Company does not do so.